Dentons US LLP 1221 Avenue of the Americas New York, NY 10020-1089 USA T +1 212 768 6700 F +1 212 768 6800	Salans FMC SNR Denton dentons.com

July 12, 2013

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, DC 20549

Re:	Confidential Submission of Draft Form S-1 by Amber Road, Inc.

Ladies and Gentlemen:

On behalf of Amber Road, Inc. (the “Company”), we confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) for non-public review by the Staff of the U.S. Securities and Exchange Commission (the “Staff”) prior to the public filing of the Registration Statement. We further wish to inform you that the Company has not engaged in any test-the-waters communications under the JOBS Act.

Should members of the Staff have any questions or comments concerning this submission, please contact me at (212) 398-5787.

Sincerely,

/s/ Ira L. Kotel

Ira L. Kotel, Esq.